Revenue from Contracts with Customers - Revenue from External Customers by Products and Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total noninterest income in-scope of ASC 606	$ 77,299	$ 69,423	$ 60,167
Total noninterest (loss) income out-of-scope of ASC 606	(549)	28,014	23,512
Total noninterest income	76,750	97,437	83,679
Service charges on deposit accounts
Revenue from External Customer [Line Items]
Total noninterest income in-scope of ASC 606	30,392	24,271	21,560
Trust and investment advisory fees
Revenue from External Customer [Line Items]
Total noninterest income in-scope of ASC 606	23,593	24,588	21,102
Debit card processing fees
Revenue from External Customer [Line Items]
Total noninterest income in-scope of ASC 606	12,644	12,118	10,277
Other non-interest income
Revenue from External Customer [Line Items]
Total noninterest income in-scope of ASC 606	$ 10,670	$ 8,446	$ 7,228